Share-based Compensation - Summary of Share Based Compensation Stock Options Activity Outstanding (Detail) - Share-based Payment Arrangement, Option [Member] - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Schedule Of Share Based Compensation Stock Options Activity Outstanding [Line Items]
Options number, Outstanding	36,844,725	11,096,360
Options number, Exercisable	11,884,664
Options number, Expected to vest	24,960,061
Weighted average exercise price, Outstanding	$ 0.1608	$ 0.55
Weighted average exercise price, Exercisable	0.1709
Weighted average exercise price, Expected to vest	$ 0.1560
Weighted average remaining contractual life, Outstanding	8 years 8 months 15 days
Weighted average remaining contractual life, Exercisable	7 years 11 months 19 days
Weighted average remaining contractual life, Expected to vest	9 years 25 days
Aggregate intrinsic value, Outstanding	$ 0
Aggregate intrinsic value, Exercisable	0
Aggregate intrinsic value, Expected to vest	$ 0